Interests in Jointly- Controlled Entities - Additional Information (Detail)	12 Months Ended
Mar. 31, 2007
Noncontrolling Interest [Abstract]
Percentage of disposed equity interest	70.00%
Common stock retained	2,400,000
Equity interest in common stock	30.00%